Schedule of Fair Value of Financial Instruments (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration (Note 12)		$ 6,192,912	$ 3,148,893	$ 3,328,361
Derivative liability on Senior Convertible Note (Note 2, Note 11 and Note 20)	1,963,933	$ 799,954	$ 9,124,756	9,399,620
Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)				122,730
September Twenty Twenty Two Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)	702,239
March Twenty Twenty Two Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)	341,550
March 2022 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)				2,070,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration (Note 12)
Derivative liability on Senior Convertible Note (Note 2, Note 11 and Note 20)
Fair Value, Inputs, Level 1 [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)
Fair Value, Inputs, Level 1 [Member] | September Twenty Twenty Two Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)
Fair Value, Inputs, Level 1 [Member] | March Twenty Twenty Two Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)	341,550
Fair Value, Inputs, Level 1 [Member] | March 2022 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)				2,070,000
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration (Note 12)
Derivative liability on Senior Convertible Note (Note 2, Note 11 and Note 20)
Fair Value, Inputs, Level 2 [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)
Fair Value, Inputs, Level 2 [Member] | September Twenty Twenty Two Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)
Fair Value, Inputs, Level 2 [Member] | March Twenty Twenty Two Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)
Fair Value, Inputs, Level 2 [Member] | March 2022 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration (Note 12)				3,328,361
Derivative liability on Senior Convertible Note (Note 2, Note 11 and Note 20)	1,963,933			9,399,620
Fair Value, Inputs, Level 3 [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)				122,730
Fair Value, Inputs, Level 3 [Member] | September Twenty Twenty Two Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)	702,239
Fair Value, Inputs, Level 3 [Member] | March Twenty Twenty Two Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)
Fair Value, Inputs, Level 3 [Member] | March 2022 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration (Note 12)				3,328,361
Senior convertible derivative liabilities				9,399,620
Fair Value, Recurring [Member] | March 2022 Warrants & April 2022 Overallotment Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)				2,070,000
Fair Value, Recurring [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)				122,730	23,500,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration (Note 12)
Senior convertible derivative liabilities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | March 2022 Warrants & April 2022 Overallotment Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)				2,070,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration (Note 12)
Senior convertible derivative liabilities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | March 2022 Warrants & April 2022 Overallotment Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration (Note 12)				3,328,361
Senior convertible derivative liabilities				9,399,620
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | March 2022 Warrants & April 2022 Overallotment Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability for the Series A and Series B Warrants (Note 11)				$ 122,730	$ 23,500,000